Investments Accounted for Using the Equity Method - Additional Information (Detail)	Dec. 31, 2019 CLP ($)
Joint Ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred	$ 0
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred	$ 0